Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in assets available for benefits per the financial statements	$ 44,780,735
Deemed distributions	2,255
Net income per the Form 5500	$ 44,782,990